Consolidated statements of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Total revenues	$ 147,479,980	$ 183,725,820		$ 97,019,878
Expenses / (income)
Voyage expenses	50,168,529	60,276,962		32,604,893
Voyage expenses – related party	1,856,361	2,253,979		1,202,449
Vessels' operating expenses	26,044,734	25,295,851		16,227,636
Vessels' operating expenses – related party	328,000	346,583		165,500
Dry-docking costs	1,691,361	6,551,534		1,890,247
Management fees – related party	1,672,440	1,606,440		1,045,640
General and administrative expenses (including $296,274, $465,176 and $490,054 to related party)	4,894,070	4,934,468		1,773,590
Depreciation	16,991,900	15,629,116		12,290,463
Other operating income	(1,900,000)	0		0
Impairment loss	0	8,996,023		0
Net gain on sale of vessel – related party	0	(8,182,777)		0
Net loss on sale of vessel	1,589,702	0		0
Total expenses, net	103,337,097	117,708,179		67,200,418
Income from operations	44,142,883	66,017,641		29,819,460
Other (expenses) / income
Interest and finance costs	(16,269)	(1,821,908)		(1,610,145)
Interest expense – related party	(382,051)	0		0
Interest income	6,668,877	4,470,396		1,290,059
Interest income – related party	1,636,640	1,363,360		0
Dividend income from related party	762,500	404,167		0
Foreign exchange gain / (loss)	(2,654,808)	700,346		11,554
Other (expenses) / income, net	6,014,889	5,116,361		(308,532)
Net income	$ 50,157,772	$ 71,134,002	[1]	$ 29,510,928	[1]
Earnings per share attributable to common shareholders — basic	$ 1.54	$ 3.22		$ 2.89
Earnings per share attributable to common shareholders — diluted	$ 1.4	$ 2.93		$ 2.88
Weighted average number of shares, basic	29,933,920	18,601,539		8,559,000
Weighted average number of shares, diluted	33,010,419	22,933,671		8,593,575

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)